Dec. 20, 2019
[SHIP LOGO VANGUARD (R)]

Vanguard ESG International Stock ETF

Supplement Dated March 23, 2020, to the Prospectus and Summary Prospectus Dated December 20, 2019

On December 18, 2019, FTSE Group announced that it would revise the methodology for the FTSE Global All Cap ex US Choice Index, the index tracked by Vanguard ESG International Stock ETF, to update the fossil fuels screen for the index. This change is now effective.

Accordingly, effective immediately, the following changes are made to the Fund's prospectus and summary prospectus.

Prospectus and Summary Prospectus Text Changes

The following replaces similar text under the heading "Principal Investment Strategies" in the ETF Summary section:

The Fund employs an indexing investment approach designed to track the performance of the FTSE Global All Cap ex US Choice Index. The Index, which is market capitalization-weighted, is composed of large-, mid-, and small-cap stocks of companies in developed and emerging markets, excluding the United States, that are screened for certain environmental, social, and corporate governance (ESG) criteria by the Index sponsor, which is independent of Vanguard. The FTSE Global All Cap ex US Choice Index excludes stocks of companies that FTSE Group (FTSE) determines engage in the following activities: (i) produce adult entertainment; (ii) produce alcoholic beverages; (iii) produce tobacco products; (iv)produce (or produce specific and critical parts or services for) nuclear weapon systems, chemical or biological weapons, cluster munitions, and anti-personnel mines; (v) produce other weapons for military use; (vi) produce firearms or ammunition for non-military use; (vii) own proved or probable reserves in coal, oil, or gas, or any company that FTSE determines has a primary business activity in: (a) the exploration and drilling for, as well as producing, refining, and supplying, oil and gas products, (b) the supply of equipment and services to oil fields and offshore platforms, (c) the operations of pipelines carrying oil, gas, or other forms of fuel, (d) integrated oil and gas companies that provide a combination of services listed in (a)-(c) above, including the refining and marketing of oil and gas products, or (e) the exploration for or mining of coal; (viii)provide gambling services; and (ix) generate revenues from nuclear power production. The Index methodology also excludes the stocks of companies that, as FTSE determines, do not meet the labor, human rights, environmental, and anti-corruption standards as defined by the United Nations Global Compact Principles, as well as companies that do not meet certain diversity criteria. The components of the Index are likely to change over time.

The Fund invests by sampling the Index, meaning that it holds a broadly diversified collection of securities that, in the aggregate, approximates the full Index in terms of key characteristics. These key characteristics include industry weightings and market capitalization, as well as certain financial measures, such as price/earnings ratio and dividend yield.

For additional details regarding the Index methodology, please see the Methodology section of FTSE's website for the Global Choice Index Series.

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